Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common stock and additional paid in capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total Company Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at beginning, value at Dec. 31, 2019	$ 822,942	$ 29	$ 62,571	$ 885,542		$ 885,542
Balance at beginning, shares at Dec. 31, 2019	87,187,289
Share-based compensation expense	$ 5,842			5,842		5,842
Vesting of restricted share units
Vesting of restricted share units, shares	590,264
Other	$ (3)	$ 35		$ 32	$ 56	$ 88
Shares issued to SAPESCO Selling Shareholders (Note 4)
Conversion of Private Warrants to Public Warrants	$ 372			$ 372		$ 372
Net income			34,127	34,127		34,127
Balance at ending, value at Sep. 30, 2020	$ 829,153	64	96,698	925,915	56	925,971
Balance at ending, shares at Sep. 30, 2020	87,777,553
Balance at beginning, value at Jun. 30, 2020	$ 827,076	64	85,032	912,172	59	912,231
Balance at beginning, shares at Jun. 30, 2020	87,495,221
Share-based compensation expense	$ 2,082			2,082		2,082
Vesting of restricted share units
Vesting of restricted share units, shares	282,332
Other	$ (5)			(5)	(3)	(8)
Net income			11,666	11,666		11,666
Balance at ending, value at Sep. 30, 2020	$ 829,153	64	96,698	925,915	56	925,971
Balance at ending, shares at Sep. 30, 2020	87,777,553
Balance at beginning, value at Dec. 31, 2020	$ 831,146	64	113,216	944,426	(8)	944,418
Balance at beginning, shares at Dec. 31, 2020	87,777,553
Share-based compensation expense	$ 7,353			7,353		7,353
Vesting of restricted share units
Vesting of restricted share units, shares	935,032
Other		33		33		33
Shares issued to SAPESCO Selling Shareholders (Note 4)	$ 15,802			15,802		15,802
Shares issued to SAPESCO Selling Shareholders (Note 4)	2,648,650
Net income			21,224	21,224		21,224
Balance at ending, value at Sep. 30, 2021	$ 854,301	97	134,440	988,838	(8)	988,830
Balance at ending, shares at Sep. 30, 2021	91,361,235
Balance at beginning, value at Jun. 30, 2021	$ 851,548	97	132,509	984,154	(8)	984,146
Balance at beginning, shares at Jun. 30, 2021	91,119,218
Share-based compensation expense	$ 2,753			2,753		2,753
Vesting of restricted share units
Vesting of restricted share units, shares	242,017
Other
Net income			1,931	1,931		1,931
Balance at ending, value at Sep. 30, 2021	$ 854,301	$ 97	$ 134,440	$ 988,838	$ (8)	$ 988,830
Balance at ending, shares at Sep. 30, 2021	91,361,235